UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------
Check here if Amendment [ ]; Amendment Number:
                                               -----------------

        This Amendment (Check only one):        [ ] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Brevan Howard Asset Management LLP
Address:   55 Baker Street
           London W1U 8EW
           United Kingdom


Form 13F File Number: 028-12590
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Vernon
Title:  Managing Member of Brevan Howard Asset Management LLP
Phone:  0207 0222 6200

Signature, Place and Date of Signing:

/s/ James Vernon               London, United Kingdom           May 16, 2011
-----------------------------  -----------------------------  -----------------
       [Signature]                  [City, State]                  [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
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Form 13F Information Table Entry Total:            28
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Form 13F Information Table Value Total:         $284,903
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                                              (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE




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                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                       FORM 13F INFORMATION TABLE
                                                      Quarter Ended March 31, 2011

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                                                           VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                         --------   -------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALBERTO CULVER CO NEW             COM          013078100   5,512    147,900  SH            SOLE                  147,900
ATHEROS COMMUNICATIONS INC        COM          04743P108  10,049    225,000  SH            SOLE                  225,000
BARCLAYS BK PLC               IPMS INDIA ETN   06739F291   5,062     69,600  SH            SOLE                   69,600
BARRICK GOLD CORP                 COM          067901108  10,065    193,900  SH            SOLE                  193,900
BECKMAN COULTER INC               COM          075811109   7,061     85,000  SH            SOLE                   85,000
BERKSHIRE HATHAWAY INC DEL       CL A          084670108  29,070        232  SH            SOLE                      232
BHP BILLITON PLC              SPONSORED ADR    05545E209  10,396    130,605  SH            SOLE                  130,605
CITIGROUP INC                     COM          172967101   4,420  1,000,000  SH   PUT      SOLE                1,000,000
CITIGROUP INC                     COM          172967101   1,601    362,300  SH            SOLE                  362,300
COLGATE PALMOLIVE CO              COM          194162103   4,038     50,000  SH            SOLE                   50,000
EMERGENCY MEDICAL SVCS CORP      CL A          29100P102   4,769     75,000  SH            SOLE                   75,000
EXCO RESOURCES INC                COM          269279402   4,649    225,000  SH            SOLE                  225,000
EXXON MOBIL CORP                  COM          30231G102  31,128    370,000  SH            SOLE                  370,000
GENZYME CORP                      COM          372917104  11,423    150,000  SH            SOLE                  150,000
INTEL CORP                        COM          458140100   9,015    446,750  SH            SOLE                  446,750
ISHARES INC                   MSCI HONG KONG   464286871   5,007    264,500  SH            SOLE                  264,500
ISHARES TR                   FTSE CHINA25 IDX  464287184   8,533    190,000  SH            SOLE                  190,000
ISHARES TR                    MSCI EMERG MKT   464287234  20,441    420,000  SH            SOLE                  420,000
JPMORGAN CHASE & CO               COM          46625H100   8,068    175,000  SH            SOLE                  175,000
MARSHALL & ILSLEY CORP NEW        COM          571837103  13,783  1,725,000  SH            SOLE                1,725,000
NEWMONT MINING CORP               COM          651639106   7,826    143,389  SH            SOLE                  143,389
NOVELL INC                        COM          670006105   5,634    950,000  SH            SOLE                  950,000
NYSE EURONEXT                     COM          629491101   3,165     90,000  SH            SOLE                   90,000
ORACLE CORP                       COM          68389X105   8,559    256,000  SH            SOLE                  256,000
QWEST COMMUNICATIONS INTL IN      COM          749121109  22,710  3,325,000  SH            SOLE                3,325,000
SELECT SECTOR SPDR TR         SBI CONS STPLS   81369Y308   5,039    168,400  SH            SOLE                  168,400
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506  26,477    332,000  SH            SOLE                  332,000
WHITNEY HLDG CORP                 COM          966612103   1,403    103,000  SH            SOLE                  103,000
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